Ally Master Owner Trust
Monthly Servicing Report
September 15, 2016

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of August 31, 2016

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$14,865,561,697.36	395,449	$37,591.60	88.09%
Used Auto	$1,863,216,842.61	96,833	$19,241.55	11.04%
Medium Duty Trucks	$27,242,086.27	683	$39,885.92	0.16%
Less Dealer Reserve	$1,675,490,825.19
Total	$15,080,529,801.05	492,965		99.29%

Ally Bank Retained Receivables
New Auto	$26,966,700.17	585	$46,096.92	0.16%
Used Auto	$16,374,623.85	332	$49,321.16	0.10%
Medium Duty Trucks	$291,904.59	6	$48,650.77	0.00%
DPP	$75,752,549.93	2,669	$28,382.37	0.45%
Other	$0.00	0	$0.00	0.00%
Total	$119,385,778.54	3,592		0.71%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$15,199,915,579.59	496,557		100.00%
Dealer Reserve	$1,675,490,825.19
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$16,875,406,404.78	496,557		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$14,740,577,512.62	1,950	87.35%
Limited	Eligible	$2,013,808,654.35	276	11.93%
Programmed	Eligible	$1,634,459.27	3	0.01%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$108,472,852.13	N/A	0.64%
Limited	Ineligible	$8,314,572.18	N/A	0.05%
Programmed	Ineligible	$2,598,354.23	N/A	0.02%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$16,875,406,404.78	2,229	100.00%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$12,946,092,735.21	385,559	76.72%
121-180 Days		$1,791,587,440.91	50,045	10.62%
181-270 Days		$1,207,109,971.74	32,718	7.15%
Over 270 Days		$930,616,256.92	28,235	5.51%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$16,875,406,404.78	496,557	100.00%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.